SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	Jun. 30, 2026
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment, useful life	5 years
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment, useful life	7 years